Offerings	Jun. 01, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 28,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.38
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457 under the Securities Act. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional shares of common stock as may be issued or issuable because of stock splits, stock dividends and similar transactions. Includes an additional 15% of shares of common stock related to the exercise in full of the over-allotment option by the representative of the underwriters.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, underlying Representative Warrants
Maximum Aggregate Offering Price	$ 1,796,875.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 248.15
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457 under the Securities Act. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional shares of common stock as may be issued or issuable because of stock splits, stock dividends and similar transactions. Represents shares of common stock underlying the warrants issuable to the representative of the underwriters to purchase up to an aggregate of 5.0% of the common stock sold in the offering at an exercise price equal to 125% of the public offering price per share.